Financial risk management objectives and policies - Capital management 1 (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management objectives and policies [abstract]
Interest bearing loans	$ 37,000	$ 38,487
Cash (including restricted cash)	(21,103)	(4,801)
Net debt	15,897	33,686
Equity	42,094	9,879	$ 41,050	$ 43,968
Adjustment for the market value of vessels (charter-free)	493	(2,902)
Adjusted book capitalization	42,587	6,977
Adjusted book capitalization plus net debt	$ 58,484	$ 40,663
Ratio	27.00%	83.00%